Classification of Financial Instruments - Classification of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Categories of current financial liabilities
Borrowings	₩ 2,113,181	₩ 1,315,134
Debt securities	8,561,624	7,542,705
Derivative liabilities	49,884	73,064
Trade and other payables	6,256,521	6,649,402
Total current financial liabilities	16,981,210	15,580,305
Categories of non-current financial liabilities
Borrowings	3,003,999	3,389,743
Debt securities	56,045,777	55,628,959
Derivative liabilities	315,235	96,896
Trade and other payables	6,480,412	6,965,760
Total non-current financial liabilities	65,845,423	66,081,358
Total financial liabilities	82,826,633	81,661,663
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	13,053	13,286
Trade and other payables	0	0
Total current financial liabilities	13,053	13,286
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	144,873	39,861
Trade and other payables	0	0
Total non-current financial liabilities	144,873	39,861
Total financial liabilities	157,926	53,147
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	2,113,181	1,315,134
Debt securities	8,561,624	7,542,705
Derivative liabilities	0	0
Trade and other payables	6,256,521	6,649,402
Total current financial liabilities	16,931,326	15,507,241
Categories of non-current financial liabilities
Borrowings	3,003,999	3,389,743
Debt securities	56,045,777	55,628,959
Derivative liabilities	0	0
Trade and other payables	6,480,412	6,965,760
Total non-current financial liabilities	65,530,188	65,984,462
Total financial liabilities	82,461,514	81,491,703
Derivative liabilities (using hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	36,831	59,778
Trade and other payables	0	0
Total current financial liabilities	36,831	59,778
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	170,362	57,035
Trade and other payables	0	0
Total non-current financial liabilities	170,362	57,035
Total financial liabilities	₩ 207,193	₩ 116,813